Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets other than goodwill [abstract]
Disclosure of detailed information about intangible assets
Intangible assets can be broken down as follows:

(in thousands of euro)	Purchased licenses		Other intangible assets	In progress	Total
January 1, 2020	56,851		116	40,000	96,968
Acquisitions	—		264	—	264
Additional considerations	2,685	(1)	—	1,000 (2)	3,685
Disposals	—		—	—	—
Depreciation	(10,904)	(3)	(195)	—	(11,099)
Impairment	(43,529)	(4)	—	—	(43,529)
Transfers	—		—	—	—
December 31, 2020	5,103		185	41,000	46,289

(in thousands of euro)	Purchased licenses		Other intangible assets	In progress	Total
January 1, 2021	5,103		185	41,000	46,289
Acquisitions	—		13	—	13
Additional considerations	368	(5)	—	—	368
Disposals	—		(39)	—	(39)
Depreciation	(2,310)	(3)	(130)	—	(2,440)
Transfers	—		—	—	—
December 31, 2021	3,161		29	41,000	44,192

(in thousands of euro)	Purchased licenses		Other intangible assets	In progress		Total
January 1, 2022	3,161		29	41,000		44,192
Acquisitions	—			—		—
Additional considerations	587	(6)	—	—		587
Disposals	—			—		—
Depreciation	(2,195)	(3)	(29)	—		(2,224)
Impairment	—		—	(41,000)	(7)	(41,000)
Transfers	—		—	—		—
December 31, 2022	1,553		—	—		1,556

(1)This amount of 2,685 thousand euros included two additional payments made to Orega Biotech in April 2020 (2,500 thousand euros) and June 2020 (185 thousand euros) relating to IPH5201 rights following the first patient dosed in Phase 1 clinical trial in Mars 2020.
(2)This amount of €1,000 thousand was paid in October 2020 to Novo Nordisk A / S following the launch of the first Phase 2 trial regarding avdoralimab.
(3)As of December 31, 2020, this amount included the amortization of rights relating to monalizumab (€2,844 thousand), IPH5201 (€4,314 thousand) and Lumoxiti (€3,746 thousand). The amortization relating to Lumoxiti rights related to the period prior to the decision to return the commercial rights to AstraZeneca. Impact of the decision on the book value of said rights is presented in note 6 below. As of December 31, 2021, the amount includes the amortization of rights relating to monalizumab (€1,942 thousand) and IPH5201 (€368 thousand). As of December 31, 2022, this amount includes the amortization of rights relating to monalizumab (€1,604 thousand) and IPH5201 (€587 thousand).
(4)Following the Company's decision to return the commercial rights to Lumoxiti in the United States and in Europe at the end of November 2020, the rights relating to the intangible asset were fully impaired for the carrying amount of the intangible asset to the date of the decision, amounting to €43,529 thousand.
(5)This amount relates to an additional consideration paid to Orega Biotech in January 2022 following the arbitration decision rendered in December 2021 relating to the joint ownership of certain patents relating to IPH5201. This additional payment is fully amortized as of December 31, 2021.
(6)This amount corresponds to the additional payment made to Orega Biotech in October 2022 for the rights relating to IPH5201, following the amendment to the collaboration and license option agreement IPH5201 concluded with AstraZeneca in October 2018 and the announcement by the Company on June 3, 2022, of the progression of IPH5201 towards a Phase 2 study in lung cancers of which the Company will be a sponsor.
(7)Following the Company's decision in December 2022 to stop the development of avdoralimab in bullous pemphigoid ("BP") indication in inflammation, only indication supporting the recoverable amount of the asset as of December 31, 2021 (as well that as of June 30, 2022), the rights relating to the intangible asset have been fully impaired for their net book value on the date of the decision, i.e. €41,000 thousand (see below "Avdoralimab (IPH5401) (anti-C5aR) rights acquired from Novo Nordisk A/S')